Income Taxes - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Oct. 31, 2021 EUR (€)
Major Components Of Tax Expense Income [line items]
Unrecognized deferred tax liabilities | $	$ 3,350	$ 4,200
NOLs usage limit	30.00%
Income tax system threshold amount | €			€ 750
Brazil
Major Components Of Tax Expense Income [line items]
Average federal production and federal sales tax	14.60%	14.60%